Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2055 Fund
June 30, 2023
Z55-NPRT1-0823
1.9884250.106
Domestic Equity Funds - 49.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	217,994	3,043,193
Fidelity Series Commodity Strategy Fund (a)	2,159	208,988
Fidelity Series Large Cap Growth Index Fund (a)	110,423	1,923,570
Fidelity Series Large Cap Stock Fund (a)	111,984	2,116,506
Fidelity Series Large Cap Value Index Fund (a)	271,680	3,931,209
Fidelity Series Small Cap Core Fund (a)	1,119	11,489
Fidelity Series Small Cap Opportunities Fund (a)	74,544	960,123
Fidelity Series Value Discovery Fund (a)	97,829	1,449,822
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,445,004)		13,644,900

International Equity Funds - 40.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	55,628	793,258
Fidelity Series Emerging Markets Fund (a)	85,709	712,244
Fidelity Series Emerging Markets Opportunities Fund (a)	168,560	2,857,090
Fidelity Series International Growth Fund (a)	111,902	1,838,553
Fidelity Series International Index Fund (a)	66,496	762,712
Fidelity Series International Small Cap Fund (a)	34,582	561,262
Fidelity Series International Value Fund (a)	166,577	1,842,336
Fidelity Series Overseas Fund (a)	146,669	1,839,232
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,556,913)		11,206,687

Bond Funds - 9.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	21,285	168,150
Fidelity Series Corporate Bond Fund (a)	13,616	123,222
Fidelity Series Emerging Markets Debt Fund (a)	5,065	37,484
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,319	12,398
Fidelity Series Floating Rate High Income Fund (a)	3,094	27,722
Fidelity Series Government Bond Index Fund (a)	19,611	179,836
Fidelity Series International Credit Fund (a)	5	35
Fidelity Series International Developed Markets Bond Index Fund (a)	185	1,591
Fidelity Series Investment Grade Bond Fund (a)	18,443	183,509
Fidelity Series Investment Grade Securitized Fund (a)	14,029	124,860
Fidelity Series Long-Term Treasury Bond Index Fund (a)	285,083	1,716,202
Fidelity Series Real Estate Income Fund (a)	4,018	38,491
TOTAL BOND FUNDS (Cost $2,739,181)		2,613,500

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.17% (a)(b)	104,405	104,405
Fidelity Series Short-Term Credit Fund (a)	1,404	13,490
Fidelity Series Treasury Bill Index Fund (a)	25,387	252,343
TOTAL SHORT-TERM FUNDS (Cost $370,371)		370,238

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $26,111,469)	27,835,325
NET OTHER ASSETS (LIABILITIES) - 0.0%	4
NET ASSETS - 100.0%	27,835,329

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	153,486	21,091	3,074	24	11	(3,364)	168,150
Fidelity Series Blue Chip Growth Fund	2,753,735	199,137	359,974	-	29,388	420,907	3,043,193
Fidelity Series Canada Fund	715,326	73,361	24,151	-	54	28,668	793,258
Fidelity Series Commodity Strategy Fund	184,320	33,329	3,504	-	(226)	(4,931)	208,988
Fidelity Series Corporate Bond Fund	110,948	16,625	3,086	1,157	(59)	(1,206)	123,222
Fidelity Series Emerging Markets Debt Fund	33,572	4,319	671	535	(11)	275	37,484
Fidelity Series Emerging Markets Debt Local Currency Fund	11,317	948	215	-	4	344	12,398
Fidelity Series Emerging Markets Fund	462,640	236,896	3,181	-	(61)	15,950	712,244
Fidelity Series Emerging Markets Opportunities Fund	2,730,848	108,249	61,027	-	(189)	79,209	2,857,090
Fidelity Series Floating Rate High Income Fund	24,733	3,185	467	579	(2)	273	27,722
Fidelity Series Government Bond Index Fund	163,187	24,728	4,550	1,126	(63)	(3,466)	179,836
Fidelity Series Government Money Market Fund 5.17%	90,449	16,486	2,530	1,204	-	-	104,405
Fidelity Series International Credit Fund	35	-	-	-	-	-	35
Fidelity Series International Developed Markets Bond Index Fund	-	1,597	-	-	-	(6)	1,591
Fidelity Series International Growth Fund	1,660,295	167,841	59,790	-	1,368	68,839	1,838,553
Fidelity Series International Index Fund	688,506	72,741	21,244	-	480	22,229	762,712
Fidelity Series International Small Cap Fund	521,086	42,588	9,744	-	246	7,086	561,262
Fidelity Series International Value Fund	1,656,247	165,935	52,020	-	591	71,583	1,842,336
Fidelity Series Investment Grade Bond Fund	166,756	24,064	4,869	1,696	(19)	(2,423)	183,509
Fidelity Series Investment Grade Securitized Fund	114,399	15,449	3,253	1,104	(44)	(1,691)	124,860
Fidelity Series Large Cap Growth Index Fund	1,744,498	118,216	157,698	4,525	9,321	209,233	1,923,570
Fidelity Series Large Cap Stock Fund	1,911,820	128,138	62,441	-	2,183	136,806	2,116,506
Fidelity Series Large Cap Value Index Fund	3,567,700	346,416	139,252	-	2,171	154,174	3,931,209
Fidelity Series Long-Term Treasury Bond Index Fund	1,562,701	245,900	42,773	11,995	(685)	(48,941)	1,716,202
Fidelity Series Overseas Fund	1,658,810	177,438	74,008	-	1,314	75,678	1,839,232
Fidelity Series Real Estate Income Fund	45,567	3,867	11,296	690	(714)	1,067	38,491
Fidelity Series Short-Term Credit Fund	12,567	981	-	90	-	(58)	13,490
Fidelity Series Small Cap Core Fund	22,780	21	10,952	7	(142)	(218)	11,489
Fidelity Series Small Cap Opportunities Fund	874,150	82,579	46,272	-	523	49,143	960,123
Fidelity Series Treasury Bill Index Fund	224,503	31,913	3,849	2,881	(1)	(223)	252,343
Fidelity Series Value Discovery Fund	1,306,999	135,678	33,244	-	(39)	40,428	1,449,822
	25,173,980	2,499,716	1,199,135	27,613	45,399	1,315,365	27,835,325

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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